Commitments and Contingencies - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) Lettersofcredit	Dec. 31, 2020 USD ($) Lettersofcredit shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Loss Contingencies [Line Items]
Number of letters of credit | Lettersofcredit	2	3
Letters of credit as additional security for lease guarantees	$ 0.6	$ 0.7
Decrease in revenue		$ 22.5
Decrease in revenue percentage		7.20%
Revenue		$ 289.5	$ 312.1
Percentage of taxable income offset by NOL carryforwards and carrybacks	100.00%	100.00%
Net operating loss carrybacks, Period	5 years	5 years
Tax-deductible interest, base percentage		50.00%	50.00%	30.00%
Salary Exchange Program [Member] | Employee Stock Options [Member]
Loss Contingencies [Line Items]
Options granted | shares		417,673
Salary Exchange Program [Member] | Restricted Stock Units [Member]
Loss Contingencies [Line Items]
Granted | shares		211,207
Minimum [Member]
Loss Contingencies [Line Items]
Tax-deductible interest, base percentage		30.00%
Minimum [Member] | Salary Exchange Program [Member]
Loss Contingencies [Line Items]
Percentage of salary exchange program for award		2.00%
Maximum [Member]
Loss Contingencies [Line Items]
Tax-deductible interest, base percentage		50.00%
Maximum [Member] | Salary Exchange Program [Member]
Loss Contingencies [Line Items]
Percentage of salary exchange program for award		20.00%